Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
Alabama 4.6%
Alabama, Black Belt Energy Gas District Prepay Revenue:
Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,206,370
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	665,000	677,393
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,885,000	2,886,173
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs & Co.	1,365,000	1,431,123
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,202,830
		8,403,889
Alaska 0.0%
Alaska, Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, “2”, Series B-1, 0.5%, 6/1/2031	80,000	79,506
Arizona 2.4%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 5.0%, 2/1/2027	200,000	220,313
Series A, 5.0%, 2/1/2028	1,300,000	1,463,989
Arizona, Tempe Industrial Development Authority, Tempe Life Care Village Inc., Series C-2, 1.125%, 12/1/2026	2,000,000	1,746,202
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	997,968
		4,428,472
California 14.7%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 2.76% (a), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,910,347
Series A, MUNIPSA + 1.25%, 2.91% (a), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	3,973,347
California, Community Choice Financing Authority Clean Energy Project Revenue, Series A-1, 4.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Morgan Stanley	2,000,000	2,031,745
California, Eastern Municipal Water District, Series B, MUNIPSA + 0.1%, 1.76% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	1,630,000	1,619,307
California, Metropolitan Water District Revenue, Series E, MUNIPSA + 0.14%, 1.8% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	880,000	874,872
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125%, Mandatory Put 10/1/2025 @ 100, 10/1/2041, GTY: Waste Management Holdings	320,000	322,586
California, Nuveen AMT-Free Municipal Credit Income Fund, Series C, 2.11% (b), 2/1/2023	1,000,000	1,000,000
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	1,500,000	1,422,525
California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	1,500,000	1,438,820

California, State Infrastructure & Economic Development Bank Revenue:
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,040,859
Series A, MUNIPSA + 0.35%, 2.01% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	562,644
Series A, AMT, 3.65%, Mandatory Put 1/31/2024 @ 100, 1/1/2050	2,000,000	1,999,968
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,050,746
Series A, AMT, 5.0%, 6/30/2026	500,000	528,109
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	110,000	104,086
Los Angeles County, CA, Community College District, General Obligation, Series C-1, 5.0%, 8/1/2024	2,000,000	2,083,904
Los Angeles County, CA, Department of Water & Power System, Series E, 5.0%, 7/1/2025	1,000,000	1,068,027
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	551,150
Series H, AMT, 5.0%, 11/1/2029	250,000	281,552
San Diego Country, CA, Unified School District, General Obligation, Series O-2, 5.0%, 7/1/2024	3,000,000	3,120,743
		26,985,337
Colorado 1.5%
Denver City & County, CO, Airport System Revenue:
Series C, 5.0%, 11/15/2025	500,000	537,507
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,148,341
		2,685,848
Connecticut 4.8%
Connecticut, State General Obligation:
Series E, 5.0%, 11/15/2025	1,000,000	1,074,452
Series A, 5.0%, 3/15/2029	2,000,000	2,111,796
Connecticut, State Health & Educational Facilities Authority, Series A, 2.8%, Mandatory Put 2/10/2026 @ 100, 7/1/2048	1,500,000	1,498,368
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series A-4, MUNIPSA + 0.3%, 1.96% (a), Mandatory Put 11/15/2024 @ 100, 11/15/2050	2,500,000	2,480,515
Series C-1, 4.0%, 11/15/2047	555,000	559,340
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	450,000	453,576
Connecticut, State Special Tax Obligation Revenue, Series B, 5.0%, 7/1/2025	500,000	532,673
		8,710,720
Florida 3.8%
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	515,137
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25%, Mandatory Put 10/3/2023 @ 100, 7/1/2057	500,000	499,229
Florida, Development Finance Corp., The Mayflower Retirement Community Project, Series B, 144A, 1.75%, 6/1/2026	1,020,000	925,265
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passenger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	924,086
Florida, Duval County Public Schools, Series A, 5.0%, 7/1/2025, INS: AGMC	500,000	530,006
Hillsborough County, FL, Solid Waste & Resource Recovery Revenue, Series A, AMT, 5.0%, 9/1/2025	2,250,000	2,362,962

Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc., Series B2, 3.25%, 10/1/2026	1,000,000	967,021
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	245,000	240,349
		6,964,055
Georgia 3.6%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,199,878
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	671,635
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,865,000	1,872,534
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	750,000	754,313
Series B, 5.0%, Mandatory Put 6/1/2029 @ 100,12/1/2052, GTY: Citi Group, Inc.	2,000,000	2,114,934
		6,613,294
Illinois 2.5%
Chicago, O'Hare International Airport Revenue, Series C, AMT, 5.0%, 1/1/2025	850,000	880,191
Illinois, State General Obligation:
5.0%, 8/1/2023	1,000,000	1,010,952
Series B, 5.0%, 3/1/2025	770,000	801,293
Series A, 5.0%, 3/1/2028	750,000	811,024
5.375%, 5/1/2023	1,000,000	1,006,337
		4,509,797
Indiana 0.4%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 1.96% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	705,000	687,753
Kansas 0.2%
Manhattan, KS, Health Care Facilities Revenue Bonds, Meadowlark Hills Retirement, Series B-1, 2.875%, 6/1/2028	375,000	338,098
Kentucky 3.0%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., Project, Series A, 3.7%, 8/1/2027	750,000	756,710
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	729,833	680,695
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,435,137
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,722,064
		5,594,606
Louisiana 2.1%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,833,498
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,001,422
		3,834,920
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,079,994

Massachusetts 0.1%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	170,000	146,092
Series B, AMT, 2.625%, 7/1/2036	80,000	76,364
		222,456
Michigan 2.7%
Michigan, State Finance Authority Revenue:
“A1A", Series A, 1.3%, 7/25/2061	1,109,300	1,035,444
Series A-1, 5.0%, 7/20/2023	750,000	758,352
Michigan, State Finance Authority Revenue, Beaumont-Spectrum, MUNIPSA + 0.75%, 2.41% (a), Mandatory Put 4/15/2027 @ 100, 4/15/2047	1,750,000	1,721,553
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,139,396
Michigan, State University Revenue, Series 2000-A, 1.7% (b), 2/1/2023, SPA: Northern Trust Co.	300,000	300,000
		4,954,745
Minnesota 0.8%
Minnesota, Municipal Gas Agency Commodity Supply Revenue, Series A, 4.0%, Mandatory Put 12/1/2027 @ 100,12/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,500,000	1,529,585
Mississippi 0.3%
Lowndes County, MS, Solid Waste Disposal And Pollution Control Refunding Revenue Bonds, International Company Project, 2.65%, Mandatory Put 4/1/2027 @ 100, 4/1/2037, GTY: International Paper Co.	500,000	472,491
Missouri 1.1%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “AIA”, Series 2021-1, 1.53%, 1/25/2061	1,597,466	1,419,913
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2023	150,000	149,581
3.0%, 5/1/2024	200,000	196,724
3.0%, 5/1/2025	225,000	218,367
		1,984,585
Nevada 0.2%
Nevada, State Department of Business and Industry, Republic Services, Inc. Project, Series 2001, 144A, AMT, 3.75%, Mandatory Put 6/1/2023 @ 100, 12/1/2026	300,000	300,261
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	155,000	151,264
		451,525
New Jersey 3.4%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	195,143
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,030,983
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,029,062
Newark City, NJ, General Obligation, Series C, 3.75%, 2/17/2023	3,000,000	3,000,730
		6,255,918
New Mexico 0.3%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	500,000	505,620

New York 12.6%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	1,990,715
New York, Amherst Industrial Development Agency, Multi Family Housing Revenue, 3.9%, Mandatory Put 4/1/2025 @ 100, 4/1/2026	2,000,000	2,032,937
New York, Long Island Power Authority, Series C, MUNIPSA + 0.45%, 2.11% (a), Mandatory Put 9/1/2025 @ 100, 9/1/2038	1,000,000	980,544
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 1.15% (b), 2/1/2023, LOC: TD Bank NA	100,000	100,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	930,000	934,499
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,524,680
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2028	1,500,000	1,622,736
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A, 5.0%, 8/15/2024	3,000,000	3,111,634
Series A, 5.0%, 11/15/2024	1,250,000	1,309,275
Series A, 5.0%, 11/15/2025 (c)	1,250,000	1,339,905
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027	750,000	818,883
Series 226, AMT, 5.0%, 10/15/2028	660,000	732,067
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	961,758
New York, NY, General Obligation:
Series D-4, 1.15% (b), 2/1/2023, LOC: TD Bank NA	700,000	700,000
Series I-4, 1.15% (b), 2/1/2023, LOC: TD Bank NA	100,000	100,000
Series 3, 1.75% (b), 2/1/2023	740,000	740,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series EE-2, 1.2% (b), 2/1/2023, LIQ: State Street B&T Co.	200,000	200,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	340,650
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	315,214
Series A, 5.0%, 9/1/2027	500,000	545,453
5.0%, 8/1/2028	1,000,000	1,057,627
Series A, 5.0%, 9/1/2028	500,000	553,279
		23,011,856
North Carolina 1.1%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue:
Series E, 1.27% (b), 2/1/2023, LOC: Royal Bank of Canada	520,000	520,000
Series C, 5.0%, Mandatory Put 12/1/2028 @ 100, 1/15/2050	1,000,000	1,134,336
North Carolina, State Housing Finance Agency, Home Ownership Revenue, Series 38-B, 4.0%, 7/1/2047	360,000	362,822
		2,017,158
North Dakota 0.8%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series B, MUNIPSA + 0.2%, 1.86% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	925,000
Series A, 4.0%, 7/1/2047	505,000	508,837
		1,433,837
Ohio 5.1%
Allen Country, OH, Hospital Facilities Revenue, Series A, 5.0%, 12/1/2023	1,000,000	1,019,096
Cleveland, OH, Airport System Revenue, Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,034,387

Franklin Country, OH, Trinity Health Corp. Obligated Group, Series OH, 3.3%, Mandatory Put 5/1/2023 @100, 12/1/2046	1,000,000	999,921
Ohio, Higher Educational Facilities Commission, University of Dayton:
Series B, 5.0%, 2/1/2027	995,000	1,083,744
Series B, 5.0%, 2/1/2028	1,045,000	1,159,623
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,497,761
Ohio, State Turnpike Commission, Infrastructure Projects, Series A, 5.0%, 2/15/2024	2,500,000	2,567,248
		9,361,780
Oregon 0.3%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	595,000	594,418
Pennsylvania 5.8%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,070,688
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,148,396
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue:
Series B-1, AMT, 3.45%, Mandatory Put 4/17/2023 @ 100, 4/1/2049	1,000,000	1,000,272
AMT, 4.0%, Mandatory Put 2/1/2023 @ 100, 8/1/2045, GTY: Waste Management, Inc.	3,000,000	3,000,058
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	360,000	359,493
Series 122, AMT, 4.0%, 10/1/2046	1,590,000	1,599,806
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC	875,000	984,216
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 2.31% (a), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	499,645
		10,662,574
South Dakota 0.5%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	855,000	861,453
Tennessee 1.2%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, AMT, 3.0%, 7/1/2038	25,000	24,935
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,252,407
		2,277,342
Texas 10.4%
Austin, TX , Water & Wastewater System Revenue, 5.0%, 11/15/2024	1,000,000	1,047,420
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds:
Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	390,000	368,815
Series B, 3.0%, Mandatory Put 8/1/2023 @ 100, 8/1/2052	1,000,000	999,689
Harris County, TX, Spring Branch Independent School District, 5.0%, 2/1/2025	1,500,000	1,579,328
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	524,005
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,066,261
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,665,654
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	1,883,146
Houston, TX, Independent School District, 4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,004,538

Mission, TX, Economic Development Corp., Waste Managament Inc., Series A, AMT, 3.5%, Mandatory Put 3/1/2023 @ 100, 5/1/2046	650,000	650,065
New Hope, TX, Cultural Education Facilities Finance Corporation, Retirement Facility Revenue, Outlook at Windhaven Project, Series B3, 4.25%, 10/1/2026	2,000,000	2,000,352
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2025	3,000,000	3,149,984
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,040,000
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	531,697
Texas, State Water Implementation Revenue, 5.0%, 10/15/2024	500,000	522,821
		19,033,775
Virginia 2.2%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,268,386
Louisa, VA, Industrial Development Authority, Pollution Control Revenue, Virginia Electric And Power Company Project, Series C, 1.65%, Mandatory Put 5/31/2024 @ 100, 11/1/2035	950,000	923,465
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 3.8%, Mandatory Put 10/1/2024 @ 100, 10/1/2033	750,000	756,797
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029	1,000,000	1,023,400
		3,972,048
Washington 2.8%
King County, WA, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove At Healthpark Florida, Inc., Series A, MUNIPSA + 0.23%, 1.89% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,125,416
Seattle, WA, Municipal Light & Power Revenue:
Series B, MUNIPSA + 0.25%, 1.91% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	348,314
Series C-1, MUNIPSA + 0.49%, 2.15% (a), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,000,536
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 1.86% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	1,615,000	1,572,529
		5,046,795
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,000,000	987,884
Wisconsin 3.2%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group:
Series C-4, MUNIPSA + 0.65%, 2.31% (a), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,000,330
Series B-2, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,077,632
Series C-3, 5.0%, Mandatory Put 6/24/2026 @ 100, 8/15/2054	1,000,000	1,077,341
Wisconsin, State Housing & Economic Development Authority, Series B, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2053	2,000,000	2,021,950
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	710,000	706,236
		5,883,489
Other 0.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-024, AMT, 2.304%, 5/15/2027	115,000	107,953
Total Municipal Investments (Cost $185,581,534)		182,545,576

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.5% (d) (Cost $17,795)	17,550	18,505

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $185,599,329)	99.7	182,564,081
Other Assets and Liabilities, Net	0.3	564,936
Net Assets	100.0	183,129,017
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31, 2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$182,545,576	$—	$182,545,576
Open-End Investment Companies	18,505	—	—	18,505
Total	$18,505	$182,545,576	$—	$182,564,081

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH1
R-080548-2 (1/25)